Fair Value Measurements - Schedule of assets and liabilities measured at fair value on recurring basis (Details) - PATHFINDER ACQUISITION CORPORATION [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account — money market fund	$ 328,636,388	$ 325,028,452
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account — money market fund	328,636,388	325,028,452
Liabilities:
Derivative warrant liabilities — Public warrants	0	0
Derivative warrant liabilities — Private placement warrants	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account — money market fund	0	0
Liabilities:
Derivative warrant liabilities — Public warrants	1,495,000	3,835,000
Derivative warrant liabilities — Private placement warrants	977,500	2,507,500
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account — money market fund	0	0
Liabilities:
Derivative warrant liabilities — Public warrants	0	0
Derivative warrant liabilities — Private placement warrants	$ 0	$ 0